Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Summary Future Minimum Gross and Net Lease commitments

A summary of our future minimum gross and net lease commitments by year as of December 31, 2016 is as follows (in thousands):

	Office Leases	Equipment Leases
2017	$6,868	$277
2018	6,538	131
2019	6,720	6
2020	4,780	—
2021	2,466	—
Thereafter	1,304	—

	28,676	414
Less: minimum payments to be received from subleases	(527)	—

Total	$28,149	$414